Plan's Interest in Master Trust (Details) - EBP-001 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	$ 28,914,802	$ 25,250,532
Plan's interest in Master Trust	28,284,292	24,665,949
Net assets available for benefits per the financial statements	30,323,861	26,620,354
Dividends	7,151
Investment Income, Nonoperating	(1,362)
Cash and Cash Equivalents
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	56,692	22,613
US Government Debt Securities
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	264,157	238,773
Corporate Debt Securities
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	198,274	200,107
Mutual Fund
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	239	616,141
Common Stock
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	2,279,639	2,274,135
Common Collective Trust
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	24,652,641	20,479,663
Stable value investment fund
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Contract Value	831,017	832,463
Plan's interest in Master Trust	831,017	832,463
Investments
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	27,451,642	23,831,432
Plan's interest in Master Trust	28,282,659	24,663,895
EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	36,616,785	29,984,431
EBP, Investment, Fair and Contract Value	37,657,899	31,002,882
EBP, Investment Income, Receivable	9,345	9,416
EBP, Accrued Expense	(7,602)	(7,354)
Net assets available for benefits per the financial statements	37,659,642	31,004,944
Net appreciation in fair value of investments	5,180,999
Dividends	25,382
Investment Income, Nonoperating	5,206,381
EBP, Nonconsolidated, Master Trust | Cash and Cash Equivalents
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	81,994	28,384
EBP, Nonconsolidated, Master Trust | US Government Debt Securities
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	340,587	287,260
EBP, Nonconsolidated, Master Trust | Corporate Debt Securities
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	255,642	240,742
EBP, Nonconsolidated, Master Trust | Mutual Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	405	774,528
EBP, Nonconsolidated, Master Trust | Common Stock
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	3,322,885	3,031,090
EBP, Nonconsolidated, Master Trust | Common Collective Trust
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	32,615,272	25,622,427
EBP, Nonconsolidated, Master Trust | Stable value investment fund
EBP, Master Trust [Line Items]
EBP, Investment, Contract Value	1,041,114	1,018,451
EBP, Investment, Fair and Contract Value	1,041,114	1,018,451
EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
EBP, Investment Income, Receivable	7,055	7,574
EBP, Accrued Expense	(5,422)	(5,520)
Net assets available for benefits per the financial statements	28,284,292	$ 24,665,949
Investment Income, Nonoperating	$ 4,118,527